SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertiser deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment of long-lived assets
Impairment of long-lived assets	$ 434,878	$ 0	$ 0
Advertiser deposits
Percentage of the committed spend	10.00%
Advertiser deposits	$ 916,531	$ 5,881,908